Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Sep. 30, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Provision for Other Credit Losses	$ 118		$ 118		$ 3,839
Deferred offering costs							$ 900
Transaction incurred costs	3,300
Net accounts receivable	1,525		1,525		1,253	2,705
Allowance for credit losses	2,247		2,247		2,129
Accounts receivable totaled	3,772		3,772		3,382	2,700
Aggregate principal amount								$ 2,000
Loan bore interest								2.88%
Additional interest								5.00%
Loan receivable						1,600
Accrued interest receivable					1,700	48
Inventory	$ 3,192		3,192		$ 3,096	$ 3,676
Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Offerings cost			$ 4,200